Redeemable Convertible Preferred Stock and Stockholders' Deficit - Stock Option Plan Activity (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Beginning balance (in shares)	47,219,000	51,239,000	51,239,000	32,655,000
Granted (in shares)	0	0	0	23,300,000
Exercised (in shares)	(2,950,000)		(2,872,000)	(4,337,000)
Forfeited, expired, or canceled (in shares)	(164,000)		(1,148,000)	(379,000)
Ending balance (in shares)	44,105,000		47,219,000	51,239,000	32,655,000
Vested and expected to vest (in shares)	44,105,000		47,219,000	51,239,000
Exercisable (in shares)	31,596,000		31,019,000	24,356,000
Weighted-Average Exercise Price
Options outstanding, Weighted average exercise price per share - beginning balance (in usd per share)	$ 1.74	$ 1.75	$ 1.75	$ 0.33
Granted (in dollars per share)	0		0	3.48
Exercised (in dollars per share)	1.53		1.01	0.38
Forfeited, expired, or canceled (in dollars per share)	6.62		4.05	1.7
Options outstanding, Weighted average exercise price per share - ending balance (in usd per share)	1.74		1.74	1.75	$ 0.33
Vested and expecting to vest (in dollars per share)	1.74		1.74	1.75
Exercisable (in dollars per share)	$ 1.14		$ 0.98	$ 0.37
Stock Options Additional Disclosures
Outstanding, Weighted average remaining contractual term	7 years		7 years	8 years	8 years
Vested and expected to vest, Weighted average remaining contractual term	7 years		7 years	8 years
Exercisable, Weighted average remaining contractual term	6 years		6 years	6 years
Outstanding, Aggregate intrinsic value	$ 7,114,827		$ 2,163,455	$ 795,013	$ 20,770
Vested and expecting to vest, Aggregate intrinsic value	7,114,827		2,163,455	795,013
Exercisable, Aggregate intrinsic value	$ 5,116,131		$ 1,444,794	$ 411,567